Discontinued Operations and Disposals - Schedule of Assets and Liabilities of Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash		$ 258,999	$ 198,127
Rent receivable		84,898	80,829
Prepaid expense and other current assets		12,719	44,276
Total Current Assets		356,616	323,232
NON-CURRENT ASSETS:
Property and equipment, net		3,478	11,614
Investment in real estate, net		6,925,768	7,022,721
Deferred leasing costs and other non-current assets		8,523	71,794
Total Non-current Assets		6,937,769	7,106,129
Total Assets		7,294,385	7,429,361
CURRENT LIABILITIES:
Accrued liabilities and other payables		261,077	205,317
Note payable, net		5,800,000	5,715,447
Total Current Liabilities		6,061,077	5,920,764
NON-CURRENT LIABILITIES:
Deferred rental income		23,515
Total Non-current Liabilities		23,515
Total Liabilities		$ 6,084,592	$ 5,920,764